Stock Incentive Plans - Summary of Stock Option Transactions (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Options
Options outstanding at beginning of period (in shares)	7,681,256	7,566,438	7,566,438	5,493,079
Grants (in shares)	1,598,500	0	716,500	2,630,000
Forfeitures (in shares)	(33,140)	0	(210,375)	(513,059)
Exercises (in shares)	(65,948)	(157,461)	(391,307)	(43,582)
Options outstanding at year end (in shares)	9,180,668	7,408,977	7,681,256	7,566,438
Options exercisable at year end (in shares)	4,750,021	3,584,416	4,452,274	3,304,981
Weighted average per share fair value of options granted during the period (in dollars per share)	$ 4.29	$ 0.00	$ 4.43	$ 2.14
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	3.03	2.74	2.74	2.67
Grants (in dollars per share)	5.49	0.00	5.56	2.71
Forfeitures (in dollars per share)	4.64	0.00	3.10	1.96
Exercises (in dollars per share)	1.90	1.82	1.97	1.64
Options outstanding at year end (in dollars per share)	3.46	2.76	3.03	2.74
Options exercisable at year end (in dollars per share)	$ 3.18	$ 3.14	$ 3.17	$ 3.09